GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 29, 2021
Goodwill [Line Items]
Gross goodwill	$ 508,900,000	$ 540,100,000
Accumulated impairment losses of goodwill	11,500,000	28,800,000
Goodwill	497,453,000	511,333,000	$ 234,161,000
Additions	855,000	314,749,000
Amortization expense	10,900,000	11,400,000	11,500,000
Impairment of goodwill and intangible assets	0	0	$ 0
DOLE brand
Goodwill [Line Items]
Gross Carrying Amount	306,280,000
Legacy Dole
Goodwill [Line Items]
Goodwill	$ 273,274,000	$ 274,048,000		$ 273,300,000